Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes (Details)
Federal statutory tax rate	21.00%	21.00%
R&D credit, net impact	0.00%	30.00%
Nontaxable variable interest loss	0.00%	(53.00%)
Share based compensation	5.00%	(23.00%)
Nontaxable revaluation of fair value instruments	(32.00%)	0.00%
Nontaxable PPP loan forgiveness	0.00%	48.00%
Nontaxable ERTC credits	0.00%	51.00%
True up prior year valuation allowance	0.00%	(50.00%)
Change in valuation allowance	6.00%	(26.00%)
Effective tax rate	0.00%	(2.00%)